Accrued Severance - Schedule of Accrued Severance (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Accrued Severance [Line Items]
Accrued severance	$ 176,093	$ 123,981
Severance liability [Member]
Schedule of Accrued Severance [Line Items]
Accrued severance	329,827	219,520
Funded portion [Member]
Schedule of Accrued Severance [Line Items]
Accrued severance	$ (153,734)	$ (95,539)